Consolidated Schedule of Investments (unaudited) February 28, 2021	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 0.1%
Hofseth BioCare ASA(a)	687,759	$661,536

Capital Markets — 0.1%
Agronomics Ltd.(a)	2,715,916	650,816

Chemicals — 3.2%
CF Industries Holdings, Inc.	60,099	2,721,283
FMC Corp.	34,109	3,468,544
Koninklijke DSM NV	19,335	3,188,063
Nutrien Ltd.	47,958	2,587,813
Robertet SA	2,020	2,332,430
Symrise AG	22,007	2,570,899

		16,869,032

Commercial Services & Supplies — 0.2%
Farmers Edge, Inc.(a)	56,046	748,689

Consumer Finance — 0.2%
Natural Order Acquisition Corp.(a)	97,269	1,051,478

Containers & Packaging — 0.3%
Westrock Co.	36,712	1,600,276

Energy Equipment & Services — 0.5%
Baker Hughes Co.	66,483	1,627,504
Schlumberger NV	27,696	772,995

		2,400,499

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	6,014	1,990,634
Grocery Outlet Holding Corp.(a)(b)	67,450	2,427,526
Total Produce PLC	956,659	2,399,926

		6,818,086

Food Products — 4.4%
Bunge Ltd.	31,347	2,400,553
Calavo Growers, Inc.	21,156	1,591,989
China Mengniu Dairy Co. Ltd.	210,000	1,147,547
Corbion NV	20,410	1,162,884
Cranswick PLC	23,174	1,103,426
Darling Ingredients, Inc.(a)	46,031	2,901,794
Freshpet, Inc.(a)	7,823	1,219,449
Greencore Group PLC(a)	417,305	885,021
Gruma SAB de CV, Class B	151,478	1,650,829
Kerry Group PLC, Class A	23,179	2,788,937
Laird Superfood, Inc.(a)(b)	15,132	597,260
Maple Leaf Foods, Inc.	102,417	2,123,024
Nestlé SA, Registered Shares	22,101	2,306,652
Salmar ASA	20,325	1,333,011

		23,212,376

Hotels, Restaurants & Leisure — 0.3%
Restaurant Brands International, Inc.	26,122	1,565,230

Industrial Conglomerates — 0.3%
Raven Industries, Inc.	40,538	1,589,090

Internet & Direct Marketing Retail — 1.5%
Delivery Hero SE(a)(c)	11,022	1,408,386
HelloFresh SE(a)	25,537	1,984,101
Meituan, Class B(a)(c)	22,700	1,019,558
Moonpig Group PLC(a)	128,113	803,192
Ocado Group PLC(a)	40,819	1,254,100
THG PLC(a)	160,087	1,579,075

		8,048,412

Security	Shares	Value

Machinery — 1.6%
Ag Growth International, Inc.	67,816	$2,090,541
Deere & Co.	11,233	3,921,665
Hydrofarm Holdings Group, Inc.(a)(b)	2,552	162,001
Marel HF(c)	345,769	2,411,344

		8,585,551

Metals & Mining — 15.2%
Agnico Eagle Mines Ltd.	19,854	1,108,304
Alamos Gold, Inc., Class A	6,932	49,133
Anglo American PLC	129,410	5,021,236
AngloGold Ashanti Ltd., ADR	9,128	182,195
ArcelorMittal SA(a)	47,682	1,113,438
B2Gold Corp.	139,557	607,532
Barrick Gold Corp.	184,796	3,450,141
Bellevue Gold Ltd.(a)	89,475	48,990
BHP Group PLC	184,244	5,851,689
BlueScope Steel Ltd.	85,891	1,096,930
Centamin PLC	168,207	235,709
Centerra Gold, Inc.	44,750	434,278
Deterra Royalties Ltd.(a)	54,538	190,907
Dundee Precious Metals, Inc.	50,885	316,282
Eldorado Gold Corp.(a)	13,729	143,880
Endeavour Mining Corp.	41,347	796,334
Equinox Gold Corp.(a)	29,828	247,043
ERO Copper Corp.(a)	26,686	470,769
Evolution Mining Ltd.	119,412	382,072
First Quantum Minerals Ltd.	141,429	3,048,403
Fortescue Metals Group Ltd.	116,822	2,157,488
Franco-Nevada Corp.	12,168	1,302,854
Freeport-McMoRan, Inc.	156,966	5,322,717
Glencore PLC(a)	831,563	3,384,130
Gold Fields Ltd., ADR	127,626	1,045,257
Great Bear Resources Ltd.(a)	2,798	31,331
IGO Ltd.	10,351	55,830
Iluka Resources Ltd.	54,538	311,412
Impala Platinum Holdings Ltd.	113,037	1,832,819
Ivanhoe Mines Ltd., Class A(a)	216,032	1,332,588
Kinross Gold Corp.	232,065	1,442,428
Kirkland Lake Gold Ltd.	35,581	1,163,666
Lundin Gold, Inc.(a)	8,058	64,965
Lundin Mining Corp.	108,925	1,247,082
Lynas Rare Earths Ltd.(a)	168,220	775,467
Metro Mining Ltd.(a)	268,278	12,592
MMC Norilsk Nickel PJSC, ADR	21,097	664,829
Nevada Copper Corp.(a)(b)	349,716	52,213
Newcrest Mining Ltd.	34,387	646,193
Newmont Corp.	94,195	5,122,324
Nickel Mines Ltd.	657,623	704,957
Northam Platinum Ltd.(a)	55,909	816,985
Northern Star Resources Ltd.	249,029	1,928,886
OceanaGold Corp.(a)	5,706	8,250
Osisko Gold Royalties Ltd.	10,330	103,089
OZ Minerals Ltd.	69,892	1,195,409
Pan American Silver Corp.	7,564	249,763
Polymetal International PLC	59,457	1,175,338
Polyus PJSC, GDR	8,045	751,749
Pretium Resources, Inc.(a)	10,924	106,270
Rio Tinto PLC	60,130	5,211,283
Sibanye Stillwater Ltd.	486,237	2,235,629
Sierra Metals, Inc.(a)	1,942	5,112
Sigma Lithium Resources Corp.(a)	227,180	901,508
Skeena Resources Ltd.(a)	11,865	28,996
Sociedad Minera Cerro Verde SAA(a)	21,992	571,792

1

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Security		Shares	Value

Metals & Mining (continued)
Solaris Resources, Inc.(a)		4,632	$26,097
Solaris Resources, Inc. (Acquired 12/24/20, cost $105,510)(a)(d)		26,000	143,905
SolGold PLC(a)		686,636	205,674
SSR Mining, Inc.(a)		10,020	142,277
SSR Mining, Inc.(a)		23,578	334,572
Steel Dynamics, Inc.		30,720	1,277,338
Stelco Holdings, Inc.		15,175	294,056
Teck Resources Ltd., Class B		74,197	1,545,042
Titan Mining Corp.(a)		159,796	90,408
Titan Mining Corp.		20,773	11,753
Torex Gold Resources, Inc.(a)		29,582	358,443
Vale SA, ADR		283,558	4,792,130
Wheaton Precious Metals Corp.		38,507	1,377,368

			79,357,529

Oil, Gas & Consumable Fuels — 17.3%
Aker BP ASA		61,698	1,606,392
BP PLC		971,541	3,978,973
Cairn Energy PLC		335,377	894,123
Canadian Natural Resources Ltd.		93,774	2,557,674
Chevron Corp.		130,834	13,083,400
CNOOC Ltd.		488,000	585,388
ConocoPhillips		124,815	6,491,628
EOG Resources, Inc.		17,628	1,138,064
Equinor ASA		118,209	2,241,762
Exxon Mobil Corp.		126,113	6,856,764
Galp Energia SGPS SA		64,936	725,883
Hess Corp.		41,152	2,696,690
Kinder Morgan, Inc.		161,265	2,370,595
Kosmos Energy Ltd.		361,425	1,113,189
LUKOIL PJSC, ADR		11,418	850,771
Marathon Petroleum Corp.		57,448	3,137,810
Oil Search Ltd.		244,776	794,565
Petroleo Brasileiro SA, ADR		195,173	1,547,722
Pioneer Natural Resources Co.		23,270	3,457,224
Royal Dutch Shell PLC, B Shares		572,159	11,216,225
Santos Ltd.		241,602	1,338,536
Suncor Energy, Inc.		178,290	3,540,302
TC Energy Corp.		77,428	3,242,898
TOTAL SE		182,834	8,525,572
Valero Energy Corp.		47,116	3,626,990
Williams Cos., Inc.		120,883	2,760,968

			90,380,108

Personal Products — 1.0%
BellRing Brands, Inc., Class A(a)		101,852	2,314,077
Jamieson Wellness, Inc.(c)		103,058	2,801,986

			5,116,063

Specialty Retail — 0.4%
Tractor Supply Co.		14,020	2,228,619

Total Common Stocks — 47.9% (Cost: $208,037,137)			250,883,390

		Par (000)

Other Interests(e)
Flow Water, Inc., 0.00%	CAD	1,550	2,010,279

Total Other Interests — 0.4% (Cost: $2,010,279)			2,010,279

Security		Shares	Value

Preferred Securities

Preferred Stocks — 0.2%

Consumer Finance — 0.2%
2MX Organic SA(a)		79,290	$994,940

Total Preferred Securities — 0.2% (Cost: $1,002,721)			994,940

Warrants(a)

Consumer Finance — 0.0%
Natural Order Acquisition Corp. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)		95,486	149,913

Metals & Mining — 0.0%
Solaris Resources, Inc. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 12/30/22, Strike Price CAD 6.75) (Acquired 12/24/20, cost $1)(d)(f)		13,000	2,999
Titan Mining Corp. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 09/23/23, Strike Price CAD 0.75)(f)		10,387	—

			2,999

Total Warrants — 0.0% (Cost: $144,206)			152,912

Total Long-Term Investments — 48.5% (Cost: $211,194,343)			254,041,521

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(g)(h)		10,795,985	10,795,985
SL Liquidity Series, LLC, Money Market Series, 0.12%(g)(h)(i)		849,926	850,266

			11,646,251

		Par (000)

U.S. Treasury Obligations — 47.9%
U.S. Treasury Bills
0.08%, 03/04/21(j)	USD	38,000	37,999,913
0.07%, 04/08/21(j)		42,000	41,998,171
0.07%, 05/06/21(j)		42,000	41,997,177
0.07%, 06/03/21(j)		43,000	42,994,918
0.07%, 07/08/21(j)		43,000	42,993,066
0.05%, 08/05/21(j)		43,000	42,990,389

			250,973,634

Total Short-Term Securities — 50.1% (Cost: $262,609,784)			262,619,885

Total Investments — 98.6% (Cost: $473,804,127)			516,661,406

Other Assets Less Liabilities — 1.4%			7,495,937

Net Assets — 100.0%			$524,157,343

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $146,904, representing 0.0% of its net assets as of period end, and an original cost of $105,511.

2

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Commodity Strategies Fund

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(j)	Rates are discount rates or a range of discount rates as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$4,663,663	$6,132,322	(a)	$—	$—	$—	$10,795,985	10,795,985	$1,522		$—
SL Liquidity Series, LLC, Money Market Series	487,626	363,529(a)		—	(822)	(67)	850,266	849,926	6,324	(b)	—
					$(822)	$(67)	$11,646,251		$7,846		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps

Paid by the Fund		Received by the Fund				Notional			Upfront Premium	Unrealized
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Amount (000)		Value	Paid (Received)	Appreciation (Depreciation)
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	03/12/21	USD	1,675	$398,320	$—	$398,320
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRINT	At Termination	JPMorgan Chase Bank N.A.	03/12/21	USD	2,395	1,084,211	—	1,084,211
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRLIT	At Termination	JPMorgan Chase Bank N.A.	03/12/21	USD	1,819	359,904	—	359,904
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRPRT	At Termination	JPMorgan Chase Bank N.A.	03/12/21	USD	9,114	1,497,512	—	1,497,512
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRAGT	At Termination	JPMorgan Chase Bank N.A.	03/12/21	USD	7,476	2,959,404	—	2,959,404
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	04/30/21	USD	1,512	520,891	—	520,891
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRINT	At Termination	JPMorgan Chase Bank N.A.	04/30/21	USD	1,086	571,791	—	571,791
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	05/19/21	USD	998	331,627	—	331,627
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	05/27/21	USD	769	262,687	—	262,687

3

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Commodity Strategies Fund

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	05/28/21	USD	1,400	$473,943	$—	$473,943
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	06/01/21	USD	1,642	514,071	—	514,071
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	06/03/21	USD	917	290,572	—	290,572
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	06/08/21	USD	1,622	489,622	—	489,622
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	06/22/21	USD	1,574	464,346	—	464,346
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMLITR	At Termination	JPMorgan Chase Bank N.A.	07/01/21	USD	951	200,788	—	200,788
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMENTR	At Termination	JPMorgan Chase Bank N.A.	07/01/21	USD	834	250,653	—	250,653
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMAGTR	At Termination	JPMorgan Chase Bank N.A.	07/01/21	USD	4,276	1,903,289	—	1,903,289
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	07/01/21	USD	1,159	296,321	—	296,321
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMINTR	At Termination	JPMorgan Chase Bank N.A.	07/01/21	USD	2,112	837,519	—	837,519
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRINT	At Termination	JPMorgan Chase Bank N.A.	07/01/21	USD	288	112,624	—	112,624
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMPRTR	At Termination	JPMorgan Chase Bank N.A.	07/01/21	USD	3,942	157,058	—	157,058
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	JPMorgan Chase Bank N.A.	07/12/21	USD	1,135	317,140	—	317,140
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	JPMorgan Chase Bank N.A.	07/13/21	USD	1,099	310,060	—	310,060
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRST	At Termination	Goldman Sachs International	08/02/21	USD	503	111,848	—	111,848
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Goldman Sachs International	08/06/21	USD	1,002	195,328	—	195,328
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Goldman Sachs International	08/13/21	USD	1,228	249,886	—	249,886
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRST	At Termination	Goldman Sachs International	08/25/21	USD	1,026	183,671	—	183,671
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRST	At Termination	Goldman Sachs International	08/31/21	USD	2,080	333,904	—	333,904
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRENT	At Termination	Goldman Sachs International	09/01/21	USD	1,528	211,498	—	211,498

4

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Commodity Strategies Fund

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRST	At Termination	Citibank N.A.	09/03/21	USD	1,986	$335,014	$—	$335,014
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRINT	At Termination	JPMorgan Chase Bank N.A.	09/24/21	USD	865	239,483	—	239,483
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	09/24/21	USD	1,119	197,234	—	197,234
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	09/30/21	USD	395	(20,519)	—	(20,519)
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRST	At Termination	Citibank N.A.	10/25/21	USD	1,366	209,895	—	209,895
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRST	At Termination	Goldman Sachs International	11/05/21	USD	1,008	156,328	—	156,328
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRST	At Termination	Goldman Sachs International	11/08/21	USD	997	158,254	—	158,254
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRENT	At Termination	Goldman Sachs International	11/09/21	USD	1,547	363,710	—	363,710
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRST	At Termination	Morgan Stanley & Co. International PLC	11/23/21	USD	1,000	141,034	—	141,034
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRAGT	At Termination	Morgan Stanley & Co. International PLC	12/01/21	USD	5,253	1,045,516	—	1,045,516
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRPRT	At Termination	Morgan Stanley & Co. International PLC	12/01/21	USD	1,083	(22,191)	—	(22,191)
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMRINT	At Termination	Morgan Stanley & Co. International PLC	12/01/21	USD	454	43,544	—	43,544
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Morgan Stanley & Co. International PLC	12/09/21	USD	1,807	276,510	—	276,510
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Morgan Stanley & Co. International PLC	12/23/21	USD	4,629	495,015	—	495,015
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMPRTR	At Termination	Morgan Stanley & Co. International PLC	01/05/22	USD	829	(84,284)	—	(84,284)
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMAGTR	At Termination	Morgan Stanley & Co. International PLC	01/05/22	USD	1,427	96,702	—	96,702
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMINTR	At Termination	Morgan Stanley & Co. International PLC	01/05/22	USD	634	40,127	—	40,127
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Morgan Stanley & Co. International PLC	01/05/22	USD	2,288	140,597	—	140,597
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Morgan Stanley & Co. International PLC	01/07/22	USD	2,101	129,647	—	129,647
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Morgan Stanley & Co. International PLC	01/11/22	USD	1,996	145,129	—	145,129

5

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Commodity Strategies Fund

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Morgan Stanley & Co. International PLC	01/18/22	USD	1,189	$71,118	$—	$71,118
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Morgan Stanley & Co. International PLC	01/19/22	USD	1,194	77,866	—	77,866
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Morgan Stanley & Co. International PLC	01/20/22	USD	5,216	322,785	—	322,785
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Morgan Stanley & Co. International PLC	01/21/22	USD	4,399	272,979	—	272,979
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Morgan Stanley & Co. International PLC	01/24/22	USD	31,096	2,423,456	—	2,423,456
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Citibank N.A.	01/25/22	USD	8,087	536,091	—	536,091
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMENTR	At Termination	Goldman Sachs International	01/27/22	USD	1,866	240,723	—	240,723
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Citibank N.A.	01/31/22	USD	1,102	71,159	—	71,159
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMPRTR	At Termination	Merrill Lynch International	01/31/22	USD	1,823	(99,940)	—	(99,940)
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMLITR	At Termination	Merrill Lynch International	01/31/22	USD	1,046	34,932	—	34,932
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMENTR	At Termination	Merrill Lynch International	01/31/22	USD	2,272	349,571	—	349,571
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Citibank N.A.	02/01/22	USD	1,426	64,257	—	64,257
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Citibank N.A.	02/02/22	USD	1,992	98,221	—	98,221
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Citibank N.A.	02/03/22	USD	1,490	63,080	—	63,080
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMINTR	At Termination	Goldman Sachs International	02/04/22	USD	4,001	383,541	—	383,541
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMAGTR	At Termination	Merrill Lynch International	02/04/22	USD	8,068	287,802	—	287,802
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMENTR	At Termination	Merrill Lynch International	02/04/22	USD	7,515	453,645	—	453,645
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMLITR	At Termination	Merrill Lynch International	02/04/22	USD	1,773	20,380	—	20,380
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMPRTR	At Termination	Merrill Lynch International	02/04/22	USD	6,103	(153,801)	—	(153,801)
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Citibank N.A.	02/07/22	USD	6,740	229,077	—	229,077

6

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Commodity Strategies Fund

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Citibank N.A.	02/08/22	USD	1,013	$20,996	$—	$20,996
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMINTR	At Termination	Goldman Sachs International	02/08/22	USD	1,230	87,710	—	87,710
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMPRTR	At Termination	Merrill Lynch International	02/08/22	USD	787	(42,408)	—	(42,408)
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Citibank N.A.	02/09/22	USD	5,816	104,165	—	104,165
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Citibank N.A.	02/10/22	USD	2,144	44,731	—	44,731
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Citibank N.A.	02/11/22	USD	999	21,556	—	21,556
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMPRTR	At Termination	Goldman Sachs International	02/11/22	USD	993	(46,332)	—	(46,332)
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Citibank N.A.	02/14/22	USD	2,920	42,149	—	42,149
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Citibank N.A.	02/16/22	USD	2,327	6,174	—	6,174
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Citibank N.A.	02/17/22	USD	4,658	4,111	—	4,111
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Goldman Sachs International	02/18/22	USD	2,281	1,023	—	1,023
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Citibank N.A.	02/22/22	USD	2,582	(715)	—	(715)
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Citibank N.A.	02/22/22	USD	5,641	(92,609)	—	(92,609)
3-month U.S. TreasuryBill, 0.04%	At Termination	BCOMTR	At Termination	Citibank N.A.	02/23/22	USD	1,998	(30,950)	—	(30,950)
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Citibank N.A.	02/24/22	USD	1,416	(37,371)	—	(37,371)
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMPRTR	At Termination	Goldman Sachs International	02/24/22	USD	1,498	(63,006)	—	(63,006)
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Goldman Sachs International	02/25/22	USD	1,791	(37,818)	—	(37,818)
3-month U.S. Treasury Bill, 0.04%	At Termination	BCOMTR	At Termination	Goldman Sachs International	02/28/22	USD	2,937	—	—	—

								$25,705,581	$—	$25,705,581

7

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Commodity Strategies Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$661,536	$—	$—	$661,536
Capital Markets	650,816	—	—	650,816
Chemicals	11,110,070	5,758,962	—	16,869,032
Commercial Services & Supplies	—	748,689	—	748,689
Consumer Finance	1,051,478	—	—	1,051,478
Containers & Packaging	1,600,276	—	—	1,600,276
Energy Equipment & Services	2,400,499	—	—	2,400,499
Food & Staples Retailing	4,418,160	2,399,926	—	6,818,086
Food Products	12,484,898	10,727,478	—	23,212,376
Hotels, Restaurants & Leisure	1,565,230	—	—	1,565,230
Industrial Conglomerates	1,589,090	—	—	1,589,090
Internet & Direct Marketing Retail	2,382,267	5,666,145	—	8,048,412
Machinery	8,585,551	—	—	8,585,551
Metals & Mining	41,412,496	37,945,033	—	79,357,529
Oil, Gas & Consumable Fuels	57,621,918	32,758,190	—	90,380,108
Personal Products	5,116,063	—	—	5,116,063
Specialty Retail	2,228,619	—	—	2,228,619
Other Interests	—	2,010,279	—	2,010,279
Preferred Securities	994,940	—	—	994,940
Warrants	149,913	—	2,999	152,912
Short-Term Securities
Money Market Funds	10,795,985	—	—	10,795,985
U.S. Treasury Obligations	—	250,973,634	—	250,973,634

	$166,819,805	$348,988,336	$2,999	515,811,140

Investments Valued at NAV(a)				850,266

				$516,661,406

Derivative Financial Instruments(b)
Assets
Commodity Contracts	$—	$26,437,525	$—	$26,437,525

8

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Commodity Strategies Fund

	Level 1	Level 2	Level 3	Total
Liabilities
Commodity Contracts	$—	$(731,944)	$—	$(731,944)

	$—	$25,705,581	$—	$25,705,581

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

CAD	Canadian Dollar

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

BCOMAGTR	Bloomberg Agriculture SubindexSM

BCOMENTR	Bloomberg Select Energy Subindex Total ReturnSM

BCOMINTR	Bloomberg Industrial Metals SubindexSM

BCOMLITR	Bloomberg Livestock SubindexSM

BCOMPRTR	Bloomberg Precious Metals SubindexSM

BCOMRAGT	Bloomberg Roll Select Agriculture Subindex Total ReturnSM

BCOMRENT	Bloomberg Roll Select Energy Subindex Total Return SM

BCOMRINT	Bloomberg Roll Select Industrial Metals Subindex Total ReturnSM

BCOMRLIT	Bloomberg Roll Select Livestock Subindex Total ReturnSM

BCOMRPRT	Bloomberg Roll Select Precious Metals Subindex Total ReturnSM

BCOMRST	Bloomberg Roll Select Commodity Total Return IndexSM

BCOMTR	Bloomberg Commodity Index Total ReturnSM

GDR	Global Depositary Receipt

OTC	Over-the-Counter

9